Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Diversified Municipal Portfolio

June 30, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.2%
Long-Term Municipal Bonds – 91.5%
Alabama – 4.6%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2044	$4,000	$4,397,665
Black Belt Energy Gas District (Bank of America Corp.) Series 2026-C 5.25%, 06/01/2036	4,165	4,487,942
Black Belt Energy Gas District (Bank of Montreal) Series 2026-I 5.00%, 10/01/2033	4,400	4,690,982
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	12,000	12,791,894
Series 2025-E 5.00%, 12/01/2055	4,415	4,701,857
Series 2026 5.00%, 11/01/2036	3,665	3,854,718
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026-B 5.00%, 12/01/2034	3,520	3,780,027
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)	3,500	3,765,976
Black Belt Energy Gas District (Forethought Life Insurance) Series 2025-B 5.00%, 10/01/2035	1,000	1,008,456
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-D 4.288% (SOFR + 1.85%), 06/01/2049(b)	5,000	5,071,395
5.50%, 06/01/2049	11,435	12,002,520
Series 2024-B 5.00%, 10/01/2055	3,615	3,799,649
Series 2025-G 5.00%, 10/01/2035	12,920	13,618,531
Series 2026-E 5.00%, 07/01/2033	2,825	2,958,637
Series 2026-H 3.782% (SOFR + 1.35%), 12/01/2031(b)	24,000	23,972,693
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	2,830	2,974,115
Black Belt Energy Gas District (National Grid North America) Series 2026-F 5.00%, 06/01/2036	5,615	5,898,544
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	3,100	3,299,656
Series 2026-F 5.00%, 12/01/2035	4,985	5,272,986
County of Jefferson AL (County of Jefferson AL Sales & Use Tax Revenue) Series 2017 5.00%, 09/15/2027	4,965	5,039,588

	Principal Amount (000)	U.S. $ Value

Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	$1,670	$1,762,742
Energy Southeast A Cooperative District (Metropolitan Tower Life Insurance) Series 2026-B 5.00%, 11/01/2033	1,000	1,065,570
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-B 4.638% (SOFR + 2.20%), 04/01/2054(b)	10,000	10,158,912
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	10,000	10,647,748
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	4,920	5,020,442
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	8,685	9,397,240
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	3,140	3,276,125
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	4,300	4,592,948
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	44,385	45,112,856
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	2,320	2,524,761
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	7,000	7,395,770
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	13,025	13,668,950

		242,011,895

American Samoa – 0.0%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-A 5.00%, 09/01/2033(a)	1,000	1,055,715
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	1,225	1,264,066

		2,319,781

Arizona – 2.3%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 5.00%, 11/01/2034	1,000	1,067,129

	Principal Amount (000)	U.S. $ Value

Series 2026 5.00%, 11/01/2031	$1,000	$1,086,771
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(c) (d) (e) (f) (g)	2,000	-0-
Arizona Sports & Tourism Authority (Arizona Sports & Tourism Authority) BAM Series 2022 5.00%, 07/01/2027	5,370	5,501,843
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	19,030	19,255,898
Series 2024 4.00%, 06/01/2049	18,155	18,438,488
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029	2,900	2,714,039
2.542%, 07/01/2033	5,000	4,382,212
2.642%, 07/01/2034	10,000	8,643,365
City of Mesa AZ Utility System Revenue (City of Mesa AZ Utility System Revenue) Series 2026-B 5.00%, 07/01/2040	4,000	4,500,527
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2020 5.00%, 07/01/2030	600	655,358
5.00%, 07/01/2031	850	927,263
5.00%, 07/01/2032	825	897,228
Series 2020-A 5.00%, 07/01/2030	500	546,132
5.00%, 07/01/2031	650	709,083
5.00%, 07/01/2032	400	435,019
5.00%, 07/01/2033	490	531,441
Series 2021-A 5.00%, 07/01/2039	1,720	1,857,179
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	5,000	4,325,624
2.171%, 07/01/2033	5,000	4,231,980
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 5.00%, 07/15/2037	1,805	1,987,466
5.00%, 07/15/2038	5,500	6,032,823
Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I) Series 2024 5.00%, 10/31/2044	13,000	13,964,566
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2026 5.00%, 01/01/2033(h)	2,085	2,292,826
5.00%, 01/01/2034(h)	2,000	2,218,230
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2039	1,000	1,083,589

	Principal Amount (000)	U.S. $ Value

Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2016-A 5.00%, 01/01/2030	$3,000	$3,036,742
Sierra Vista Industrial Development Authority (American Leadership Academy) Series 2024 5.00%, 06/15/2034(a)	1,250	1,268,294
State of Arizona Lottery Revenue (Prerefunded - US Treasuries) Series 2019 5.00%, 07/01/2027	5,500	5,633,605
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AG Series 2024 5.25%, 08/01/2042	2,125	2,355,869
5.25%, 08/01/2043	2,750	3,041,799

		123,622,388

Arkansas – 0.2%
Arkansas Development Finance Authority (Hybar LLC) Series 2026 4.875%, 07/01/2056(a)	2,000	2,090,840
7.375%, 07/01/2056(a)	3,000	3,127,308
7.50%, 07/01/2048(a)	1,900	2,127,666
Arkansas Development Finance Authority (Weyerhaeuser Co.) Series 2025-C 3.875%, 10/15/2065	1,500	1,514,947
City of Fayetteville AR Sales & Use Tax Revenue (City of Fayetteville AR Sales & Use Tax Revenue) Series 2022 2.875%, 11/01/2032	1,105	1,105,721
City of Osceola AR (City of Osceola AR) Series 2026 4.875%, 04/01/2040	1,000	1,014,318

		10,980,800

California – 9.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.00%, 07/01/2032	1,700	1,876,847
5.00%, 07/01/2034	2,300	2,585,372
5.00%, 07/01/2037	2,100	2,315,821
5.00%, 07/01/2038	2,700	2,962,943
California Community Choice Financing Authority (Alphabet, Inc.) Series 2026 5.00%, 07/01/2035	2,835	3,120,599
California Community Choice Financing Authority (American General Life Insurance) Series 2024C 5.00%, 08/01/2055	2,500	2,610,949
Series 2025C 5.00%, 12/01/2055	2,260	2,369,769
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024G 5.00%, 11/01/2055	1,175	1,207,524
Series 2025-A 5.00%, 01/01/2056	1,500	1,546,759

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	$6,235	$6,744,803
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	2,955	3,204,016
Series 2026 5.00%, 02/01/2031	3,000	3,188,147
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,589,187
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	11,115	11,752,766
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.068% (SOFR + 1.63%), 07/01/2053(b)	5,000	5,072,407
4.108% (SOFR + 1.67%), 02/01/2054(b)	5,000	5,091,845
Series 2024-E 5.00%, 02/01/2055	1,400	1,491,640
Series 2026-A 3.888% (SOFR + 1.45%), 04/01/2056(b)	4,500	4,486,574
5.00%, 04/01/2056	4,940	5,310,945
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	2,070	2,234,088
Series 2025G 5.00%, 12/01/2035	6,400	6,956,111
Series 2026 5.00%, 06/01/2036(h)	1,940	2,103,354
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	5,880	6,131,264
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025B 5.00%, 03/01/2056	3,840	4,113,357
California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036	3,000	3,284,691
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	8,015	8,677,263
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)	18,035	14,416,018
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2032	4,650	5,094,531
California Housing Finance Agency Series 2021-3, Class X 0.794%, 08/20/2036(i)	7,567	308,812

	Principal Amount (000)	U.S. $ Value

California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	$8,962	$9,131,010
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	3,209	3,184,033
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	15,374	15,568,915
Series 2021-2, Class X 0.826%, 03/25/2035(i)	9,318	332,156
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	3,703	3,614,358
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(a)	20,000	19,994,392
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041	6,986	6,921,535
California State University (California State University) Series 2021-B 2.374%, 11/01/2035	5,000	4,109,835
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2016 5.00%, 05/15/2040	1,000	1,001,026
Central Valley Energy Authority (Goldman Sachs Group) Series 2026 5.00%, 08/01/2034	1,000	1,071,735
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	8,000	8,566,865
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2042	1,500	1,690,866
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2018 5.00%, 05/15/2028	6,730	7,011,844
Series 2021 5.00%, 05/15/2040	1,530	1,618,064
Series 2023 5.00%, 05/15/2030	10,420	11,218,491
Series 2025 5.00%, 05/15/2031	3,410	3,719,350
5.25%, 05/15/2044	4,015	4,399,742
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 4.00%, 08/01/2047(a)	860	817,722
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)	13,250	11,399,346

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)	$5,500	$4,630,542
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)	12,755	10,492,027
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)	7,000	6,112,220
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	3,000	2,666,849
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)	6,545	5,243,619
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2022-ML13, Class XCA 0.966%, 07/25/2036(i)	1,904	81,338
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class XUS 1.006%, 09/25/2036(i)	3,559	195,184
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	7,250	6,654,885
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022 5.00%, 07/01/2028	1,600	1,672,442
Series 2022-C 5.00%, 07/01/2038	1,000	1,071,420
5.00%, 07/01/2042	1,400	1,482,899
Series 2023-A 5.00%, 07/01/2029	3,080	3,266,062
Series 2023-E 5.00%, 07/01/2038	2,005	2,182,664
Series 2024-A 5.00%, 07/01/2040	2,680	2,910,803
Series 2024-B 5.00%, 07/01/2036	2,000	2,214,546
5.00%, 07/01/2037	4,000	4,402,457
5.00%, 07/01/2039	4,640	5,060,952
Series 2024-C 5.00%, 07/01/2041	2,000	2,163,323
Series 2024-D 5.00%, 07/01/2043	7,165	7,729,280
Series 2024-E 5.00%, 07/01/2039	4,530	4,964,648
BAM Series 2025-A 5.25%, 07/01/2044	2,250	2,478,569
Series 2026-A 5.00%, 07/01/2043	2,150	2,345,717
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2020-B 5.00%, 07/01/2039	2,000	2,102,800
5.00%, 07/01/2045	3,040	3,144,948

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2021-B 5.00%, 07/01/2040	$2,075	$2,188,016
Series 2022-D 5.00%, 07/01/2041	1,140	1,216,486
Series 2023-A 5.00%, 07/01/2041	1,285	1,383,810
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.197% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	15,000	14,148,041
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2042	20,735	22,059,216
Series 2025 5.25%, 07/01/2041	1,600	1,784,329
5.25%, 07/01/2045	1,550	1,685,911
San Francisco Intl Airport (San Francisco Intl Airport) Series 2020-E 5.00%, 05/01/2037	9,645	10,149,000
Series 2021-A 5.00%, 05/01/2035	1,500	1,611,604
Series 2023-E 5.00%, 05/01/2029	8,360	8,852,990
5.00%, 05/01/2030	6,165	6,635,646
5.00%, 05/01/2033	2,500	2,777,094
5.25%, 05/01/2034	22,275	25,151,246
5.25%, 05/01/2035	10,870	12,220,379
Series 2024 5.00%, 05/01/2038	7,000	7,650,184
5.25%, 05/01/2042	10,000	10,976,100
Series 2025-D 5.00%, 05/01/2031	2,000	2,184,088
Series 2025-E 5.00%, 05/01/2033	1,960	2,177,242
Series 2026-A 5.25%, 05/01/2045	2,100	2,297,920
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	2,990	3,323,511
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	7,000	7,347,596
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2034	1,315	1,466,078
5.00%, 07/01/2036	2,335	2,582,931
5.00%, 07/01/2039	6,485	7,072,333
5.00%, 07/01/2041	2,355	2,548,142
Series 2024 5.00%, 07/01/2042	1,000	1,087,370
5.00%, 07/01/2044	1,000	1,077,253
Southern California Public Power Authority (Pacific Life Insurance) Series 2026 5.00%, 11/01/2033	1,000	1,066,791

	Principal Amount (000)	U.S. $ Value

State of California (State of California) Series 2023 5.00%, 09/01/2043	$10,000	$11,010,989
6.00%, 03/01/2033	1,000	1,073,350
Series 2026 5.00%, 10/01/2042	2,535	2,889,868
University of California (University of California) Series 2023-B 5.00%, 05/15/2043	5,000	5,464,954
Series 2025-C 5.50%, 05/15/2040	2,000	2,349,110
Series 2026-C 5.25%, 11/15/2041	3,500	4,048,168

		523,047,627

Colorado – 2.3%
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J) Series 2024 5.00%, 12/15/2026	3,865	3,908,475
City & County of Denver CO (City & County of Denver CO COP) Series 2023 5.00%, 12/01/2026	3,635	3,671,418
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2034	2,000	2,185,969
5.00%, 11/15/2036	1,500	1,624,310
Series 2022-D 5.50%, 11/15/2029	3,600	3,903,280
5.75%, 11/15/2034	1,700	1,949,530
Series 2023-B 5.00%, 11/15/2029	3,250	3,454,692
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2026	16,080	16,233,641
5.00%, 12/01/2028	16,105	16,880,621
5.00%, 12/01/2029	9,560	10,006,306
5.00%, 12/01/2036	1,150	1,289,925
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 4.75%, 04/01/2034(a)	2,100	2,110,993
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2030	3,000	3,167,417
Series 2025 5.00%, 09/01/2035	3,300	3,682,672
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2027	2,280	2,343,815
Colorado Housing & Finance Authority (Albion Apartments LLLP) Series 2025 3.375%, 07/01/2044	3,250	3,270,633
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.175% (SOFR + 0.75%), 09/01/2039(b)	5,200	5,197,636

	Principal Amount (000)	U.S. $ Value

Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	$1,931	$1,920,933
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)	1,045	1,074,209
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(a)	10,000	10,843,477
State of Colorado (State of Colorado COP) Series 2018-A 5.00%, 12/15/2027	4,000	4,152,842
Series 2022 6.00%, 12/15/2041	11,000	12,657,942
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 5.80%, 12/01/2032	1,630	1,710,808
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050	469	412,314
5.00%, 12/15/2026	270	272,482
AG Series 2020 5.00%, 12/01/2027	305	314,580
5.00%, 12/01/2030	385	409,940
5.00%, 12/01/2033	285	301,140
5.00%, 12/01/2050	300	303,444

		119,255,444

Connecticut – 1.5%
City of Bridgeport CT (City of Bridgeport CT) Series 2017-A 5.00%, 11/01/2028	1,000	1,030,903
Series 2017-B 5.00%, 08/15/2026	4,500	4,510,503
5.00%, 08/15/2027	6,610	6,782,199
Series 2017-C 5.00%, 08/15/2026	2,480	2,486,189
5.00%, 08/15/2027	2,605	2,672,864
5.00%, 08/15/2028	1,620	1,662,495
City of Bridgeport CT (Prerefunded - US Treasuries) Series 2017-B 5.00%, 08/15/2027	755	775,944
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group) Series 2022 4.00%, 07/01/2037	1,980	1,982,610
Connecticut State Health & Educational Facilities Authority (University of New Haven) Series 2018-K1 5.00%, 07/01/2026	1,000	1,000,000
5.00%, 07/01/2027	1,100	1,114,986
5.00%, 07/01/2028	1,100	1,124,694
5.00%, 07/01/2029	1,200	1,222,847
5.00%, 07/01/2037	1,500	1,509,246
State of Connecticut (State of Connecticut) Series 2020-A 5.00%, 01/15/2040	2,565	2,708,234

	Principal Amount (000)	U.S. $ Value

Series 2022-E 5.00%, 11/15/2026	$3,510	$3,541,453
Series 2025-D 5.00%, 08/15/2029	7,000	7,508,516
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2021-A 5.00%, 05/01/2041	2,840	3,032,316
Series 2023-A 5.25%, 07/01/2042	10,000	11,158,956
Town of Stratford CT (Town of Stratford CT) BAM Series 2019 5.00%, 01/01/2030	2,035	2,060,122
5.00%, 01/01/2031	3,890	3,936,668
5.00%, 01/01/2032	3,890	3,935,418
5.00%, 01/01/2033	3,555	3,595,267
University of Connecticut (University of Connecticut) Series 2022-A 5.00%, 05/01/2040	7,065	7,653,245

		77,005,675

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School) Series 2020 4.00%, 09/01/2030	575	579,291
5.00%, 09/01/2050	1,000	1,000,137

		1,579,428

District of Columbia – 1.4%
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-A 5.00%, 06/01/2044	9,000	9,902,280
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2022-A 5.00%, 10/01/2028	4,000	4,184,613
Series 2024-A 5.00%, 10/01/2029	2,920	3,104,571
5.00%, 10/01/2033	20,500	22,741,765
5.00%, 10/01/2034	13,100	14,474,676
5.00%, 10/01/2036	8,500	9,268,051
5.00%, 10/01/2040	1,675	1,793,054
5.00%, 10/01/2044	2,000	2,097,965
Series 2025-A 5.00%, 10/01/2035	4,200	4,699,487
5.00%, 10/01/2036	2,980	3,324,640

		75,591,102

Florida – 5.7%
Buckhead Trails II Community Development District (Buckhead Trails II Community Development District) Series 2026 4.125%, 05/01/2033	300	297,394
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 4.75%, 12/01/2042	1,675	1,749,846
Capital Trust Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2025-A 5.00%, 12/01/2032	5,500	6,064,475

	Principal Amount (000)	U.S. $ Value

City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2024 5.00%, 11/15/2043	$2,420	$2,606,087
5.00%, 11/15/2044	2,000	2,134,455
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2031	5,000	5,115,767
Series 2025 5.00%, 08/15/2035	8,350	9,526,907
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A
Zero Coupon, 09/01/2034	650	472,328
Zero Coupon, 09/01/2035	650	449,879
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	1,250	1,244,306
County of Broward FL Convention Center Hotel Revenue (County of Broward FL Convention Center Hotel Revenue) Series 2022 5.00%, 01/01/2035	2,685	2,945,108
County of Broward FL Port Facilities Revenue (County of Broward FL Port Facilities Revenue) Series 2019-B 5.00%, 09/01/2032	2,610	2,720,541
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2040	2,460	2,702,281
Series 2026-A 5.00%, 10/01/2056	9,600	10,302,242
5.25%, 10/01/2038	2,250	2,543,854
5.25%, 10/01/2039	2,000	2,248,649
County of Miami-Dade FL (County of Miami-Dade FL) Series 2025 5.00%, 07/01/2028	2,110	2,212,815
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2027	4,650	4,771,027
5.00%, 10/01/2033	2,000	2,207,849
5.00%, 10/01/2034	8,095	8,990,950
5.00%, 10/01/2035	31,845	35,182,296
5.00%, 10/01/2036	3,170	3,481,001
Series 2026-A 5.00%, 10/01/2038(h)	1,970	2,172,866
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2029	5,500	5,805,316
5.00%, 10/01/2038	2,535	2,701,120
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A
Zero Coupon, 10/01/2030	735	625,220
Zero Coupon, 10/01/2031	905	737,868
Zero Coupon, 10/01/2032	500	390,562
Zero Coupon, 10/01/2033	1,210	904,167
Zero Coupon, 10/01/2034	1,260	898,971

	Principal Amount (000)	U.S. $ Value

County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(a)	$1,000	$1,049,765
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)	25,000	26,608,720
Edgewater West Community Development District (Edgewater West Community Development District Assessment Area Two) Series 2026 5.50%, 05/01/2046	1,065	1,095,441
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.00%, 07/01/2044	14,420	14,269,356
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	2,000	2,029,283
Florida Development Finance Corp. (Mayflower Retirement Center Obligated Group) Series 2020 5.125%, 06/01/2040(a)	3,505	3,585,215
Florida Development Finance Corp. (Renaissance Charter School) Series 2023 6.50%, 06/15/2038(a)	2,000	2,147,040
6.625%, 06/15/2043(a)	2,195	2,358,802
Florida Development Finance Corp. (Renaissance Charter School Series 2025 Obligated Group) Series 2025 6.00%, 06/15/2045(a)	2,250	2,398,721
Florida Housing Finance Corp. (Claude Pepper LLC) Series 2026 3.10%, 12/01/2044	4,580	4,589,597
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.00%, 06/15/2045(a)	1,365	1,428,847
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	3,000	2,974,491
Series 2025 5.00%, 10/01/2027	1,200	1,234,072
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2043	10,000	10,883,509
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044	2,870	2,950,484
Series 2024 5.00%, 10/01/2031	2,420	2,641,207
5.00%, 10/01/2032	1,000	1,103,350
5.00%, 10/01/2034	4,285	4,803,115
5.00%, 10/01/2035	2,000	2,230,820
5.00%, 10/01/2036	1,235	1,368,240
Greater Orlando Aviation Authority (Prerefunded - US Treasuries) Series 2017-A 5.00%, 10/01/2029	3,000	3,086,828

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2030	$6,250	$6,430,891
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.25%, 11/01/2034	1,000	1,071,340
5.50%, 11/01/2036	2,750	2,964,038
5.50%, 11/01/2037	1,000	1,073,922
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2043	6,500	7,095,841
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 5.00%, 11/15/2034	2,000	2,270,704
Hillsborough County School Board (Hillsborough County School Board COP) Series 2015 5.00%, 07/01/2026	1,480	1,480,000
JEA Electric System Revenue (JEA Electric System Revenue) Series 2017-B 5.00%, 10/01/2030	1,185	1,219,091
JEA Water & Sewer System Revenue (JEA Water & Sewer System Revenue) Series 2024-A 5.00%, 10/01/2043	1,635	1,777,982
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.125%, 11/15/2029	2,975	2,980,044
Manatee County School District (Prerefunded - US Treasuries) Series 2016-A 5.00%, 07/01/2028	7,795	7,795,000
5.00%, 07/01/2029	6,215	6,215,000
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040	2,860	3,211,373
Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(a)	2,000	2,092,653
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2029	3,000	3,092,265
5.00%, 01/01/2030	3,180	3,273,639
Orange County Convention Center/Orlando (Orange County Convention Center/Orlando) Series 2026-A 5.00%, 10/01/2041(h)	8,380	9,381,121
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2044	4,800	5,169,550
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2036	1,000	1,006,773
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.00%, 11/01/2034	1,230	1,341,615

	Principal Amount (000)	U.S. $ Value

5.25%, 11/01/2041	$2,055	$2,188,822
Pinery Community Development District (Pinery Community Development District Assessment Area One) Series 2026 4.50%, 05/01/2036	300	296,146
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c) (d) (f)	1,905	381,000
South Broward Hospital District (South Broward Hospital District Obligated Group) Series 2015 5.00%, 05/01/2027	3,350	3,355,446
State of Florida Department of Transportation Turnpike System Revenue (State of Florida Dept. of Transportation Turnpike System Revenue) Series 2025-A 5.00%, 07/01/2026	2,000	2,000,000
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 4.85%, 05/01/2038(a)	970	1,006,427
Woodlands Section 9 Community Development District (Woodlands Section 9 Community Development District) Series 2026 4.25%, 05/01/2031	200	197,931
4.50%, 05/01/2036	810	797,085

		300,208,749

Georgia – 3.1%
Atlanta Development Authority (The) (PRG - CAU Properties LLC) Series 2025 6.00%, 07/01/2045(a)	1,445	1,538,323
Augusta GA Water & Sewer Revenue (Augusta GA Water & Sewer Revenue) Series 2017 5.00%, 10/01/2026	5,925	5,958,035
City of Atlanta GA Airport Passenger Facility Charge (City of Atlanta GA Airport Passenger Facility Charge) Series 2023 5.25%, 07/01/2041	6,000	6,537,578
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2020-B 5.00%, 07/01/2029	1,000	1,059,228
Series 2022-B 5.00%, 07/01/2035	1,565	1,705,855
5.00%, 07/01/2036	2,845	3,074,248
5.00%, 07/01/2037	2,535	2,725,680
5.00%, 07/01/2039	2,765	2,946,338
5.00%, 07/01/2040	7,105	7,536,800
5.00%, 07/01/2041	7,460	7,902,934
Series 2025-B 5.00%, 07/01/2035	1,125	1,257,457
5.00%, 07/01/2037	4,000	4,387,699
5.00%, 07/01/2038	1,100	1,199,138
5.25%, 07/01/2045	1,850	1,990,424
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2027	250	254,250
5.00%, 04/01/2028	250	260,067
5.00%, 04/01/2029	300	318,134
5.00%, 04/01/2030	225	242,584
5.00%, 04/01/2031	250	268,481

	Principal Amount (000)	U.S. $ Value

Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 6.00%, 06/01/2045(a)	$1,000	$1,054,167
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2026	300	301,102
5.00%, 10/01/2027	270	275,756
5.00%, 10/01/2028	320	331,855
5.00%, 10/01/2029	375	393,816
Main Street Energy, Inc. (Citigroup, Inc.) Series 2025-D 5.00%, 12/01/2033	11,410	12,062,674
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	3,500	3,513,886
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	3,360	3,505,703
Series 2023-A 5.00%, 06/01/2053	28,965	30,475,050
Series 2024-E 5.00%, 05/01/2055	7,335	7,823,274
Series 2025-B 5.00%, 12/01/2055	8,845	9,402,835
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.125% (SOFR + 1.70%), 12/01/2053(b)	5,000	5,145,552
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	4,745	5,067,961
Metropolitan Atlanta Rapid Transit Authority (Metropolitan Atlanta Rapid Transit Authority Sales Tax) Series 2025-B 5.00%, 07/01/2037	1,100	1,293,761
5.00%, 07/01/2038	2,350	2,776,029
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2024 5.00%, 01/01/2042	1,500	1,621,875
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(a)	25,000	28,227,302

		164,435,851

Guam – 0.2%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.50%, 07/01/2045	1,250	1,353,633
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	615	641,282
Series 2025-G 5.00%, 01/01/2030	2,050	2,161,181
5.00%, 01/01/2031	2,500	2,665,632
5.00%, 01/01/2032	1,350	1,453,026
5.00%, 01/01/2033	1,900	2,061,079

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2034	$2,300	$2,510,126

		12,845,959

Hawaii – 0.2%
City & County of Honolulu HI (City & County of Honolulu HI) Series 2024-A 5.25%, 07/01/2043	1,000	1,122,878
5.25%, 07/01/2044	1,000	1,115,403
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2041	3,030	3,287,840
State of Hawaii Harbor System Revenue (State of Hawaii Harbor System Revenue) Series 2020-A 4.00%, 07/01/2035	2,765	2,787,116

		8,313,237

Illinois – 4.0%
Chicago Board of Education (Chicago Board of Education) Series 2012-B 5.00%, 12/01/2033	2,265	2,264,906
Series 2015-C 5.25%, 12/01/2035	340	339,556
Series 2018-A 5.00%, 12/01/2026	1,000	1,003,158
AG Series 2018-A 5.00%, 12/01/2027	1,375	1,411,982
Series 2021-A 5.00%, 12/01/2037	3,750	3,774,932
Series 2023-A 5.00%, 12/01/2034	7,000	7,185,891
Series 2025-B 6.00%, 12/01/2037	5,000	5,517,816
6.00%, 12/01/2038	4,650	5,104,755
6.00%, 12/01/2039	3,500	3,823,163
6.00%, 12/01/2041	4,000	4,343,322
6.00%, 12/01/2043	1,000	1,077,586
Series 2025-C 6.00%, 12/01/2040	1,750	1,904,550
Chicago Midway International Airport (Chicago Midway Intl Airport) Series 2024-C 5.00%, 01/01/2033	3,365	3,662,304
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2018-A 5.00%, 01/01/2039	6,000	6,169,655
Series 2022 5.00%, 01/01/2029	500	524,800
5.00%, 01/01/2030	800	851,524
5.00%, 01/01/2033	890	966,467
5.00%, 01/01/2040	1,850	1,952,479
5.00%, 01/01/2041	2,000	2,099,761
5.00%, 01/01/2042	2,200	2,302,468
Series 2024-A 5.00%, 01/01/2036	1,180	1,291,313
5.00%, 01/01/2037	2,500	2,720,162
5.00%, 01/01/2038	2,500	2,705,729
5.00%, 01/01/2039	1,600	1,723,888
5.25%, 01/01/2040	4,000	4,355,800
Series 2024-C 5.00%, 01/01/2030	4,745	5,050,602
5.00%, 01/01/2034	5,285	5,859,028
5.25%, 01/01/2041	2,250	2,454,161

	Principal Amount (000)	U.S. $ Value

Series 2024-E 5.00%, 01/01/2029	$2,885	$3,028,096
Series 2025-A 5.00%, 01/01/2036	4,055	4,481,302
5.00%, 01/01/2037	1,595	1,751,476
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2026-A 5.00%, 12/01/2041	605	664,476
City of Chicago IL (City of Chicago IL) Series 2024-B 5.00%, 01/01/2034	1,350	1,413,982
Series 2025-B 5.00%, 01/01/2033	4,000	4,183,853
5.50%, 01/01/2040	2,000	2,121,541
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 6.50%, 02/15/2040	1,000	1,014,287
Illinois Finance Authority (Bradley University) Series 2024 5.00%, 08/01/2026	450	450,474
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)	2,300	2,302,049
Series 2025 4.80%, 12/01/2043(a)	4,175	4,323,868
Illinois Finance Authority (Moorings of Arlington Heights Obligated Group) Series 2025 5.00%, 11/01/2036	970	1,041,989
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2027	1,000	1,001,497
5.00%, 11/15/2028	1,250	1,254,618
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	9,945	9,635,719
Illinois Municipal Electric Agency (Illinois Municipal Electric Agency) Series 2025-A 5.00%, 02/01/2027	5,200	5,269,496
5.00%, 02/01/2029	4,600	4,862,470
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034	2,669	2,807,643
Series 2020-A 5.00%, 01/01/2041	27,195	28,908,271
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2024 5.00%, 12/15/2035	1,000	1,095,981
Metropolitan Water Reclamation District of Greater Chicago (Metropolitan Water Reclamation District of Greater Chicago) Series 2009 5.72%, 12/01/2038	2,000	2,039,956

	Principal Amount (000)	U.S. $ Value

Sales Tax Securitization Corp. (Sales Tax Securitization) Series 2025-A 5.00%, 01/01/2041	$4,365	$4,767,708
State of Illinois (State of Illinois) Series 2016 5.00%, 02/01/2029	1,100	1,115,047
Series 2019-B 4.00%, 11/01/2033	9,000	9,083,841
Series 2020 5.50%, 05/01/2039	1,500	1,593,019
Series 2022-B 5.25%, 10/01/2037	4,000	4,349,043
Series 2024 5.00%, 02/01/2038	9,000	9,804,603
Series 2024-B 5.00%, 05/01/2039	2,250	2,431,865
5.00%, 05/01/2040	1,765	1,898,175
5.00%, 05/01/2041	7,530	8,050,394
Series 2025-E 5.00%, 09/01/2043	1,980	2,093,145

		211,281,642

Indiana – 0.9%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(c)(f)	159	16
City of Whiting IN (BP PLC) Series 2025 4.20%, 06/01/2044	1,820	1,883,788
City of Whiting IN (BP Products North America) Series 2026 4.00%, 12/01/2044	1,250	1,273,382
Indiana Finance Authority (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2042	1,000	1,095,577
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2028	1,175	1,237,616
5.00%, 10/01/2029	1,425	1,528,759
5.00%, 10/01/2034	800	914,403
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2027	830	839,143
5.00%, 04/01/2028	875	897,344
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2015 4.00%, 12/01/2040	11,690	11,219,397
Series 2023-B 5.00%, 10/01/2062	11,200	11,632,966
Series 2025 5.00%, 10/01/2064	1,545	1,642,195
Indiana Finance Authority (Ohio Valley Electric) Series 2021-B 2.50%, 11/01/2030	1,715	1,651,165

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044	$1,700	$1,611,836
Indiana Municipal Power Agency (Indiana Municipal Power Agency) Series 2026-A 5.00%, 01/01/2041	3,750	4,180,219
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority) Series 2023 5.00%, 01/01/2033	3,955	4,350,316

		45,958,122

Iowa – 0.1%
PEFA, Inc. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 04/01/2035	2,495	2,660,090

Kansas – 0.0%
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(a)	100	104,828
6.50%, 11/15/2042(a)	1,610	1,691,931

		1,796,759

Kentucky – 2.0%
County of Carroll KY (Kentucky Utilities Co.) Series 2019 1.75%, 10/01/2034	3,835	3,817,749
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2040	2,910	3,178,741
5.25%, 01/01/2042	2,860	3,090,274
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2029	1,000	1,022,504
5.00%, 08/15/2041	1,260	1,276,781
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2028	8,780	8,882,293
5.00%, 06/01/2030	5,870	5,929,254
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	20,065	21,213,430
Series 2025-C 5.00%, 05/01/2036	3,145	3,313,413
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.418% (SOFR + 1.98%), 04/01/2054(b)	20,000	20,516,776
5.25%, 04/01/2054	7,280	7,790,847
Kentucky State Property & Building Commission (Commonwealth of Kentucky Lease) Series 2016-B 5.00%, 11/01/2028	1,005	1,013,602
Series 2025-A 5.00%, 04/01/2045	5,000	5,415,962

	Principal Amount (000)	U.S. $ Value

Kentucky State Property & Building Commission (Kentucky State Property & Building Commission Lease) Series 2016-B 5.00%, 11/01/2027	$9,500	$9,578,723
Series 2026-A 5.00%, 03/01/2041(h)	2,750	3,065,140
5.00%, 03/01/2044(h)	1,500	1,647,895
Kentucky Turnpike Authority (Prerefunded - US Treasuries) Series 2016-A 5.00%, 07/01/2027	5,075	5,075,000

		105,828,384

Louisiana – 0.6%
City of New Orleans LA (City of New Orleans LA) Series 2024-A 5.00%, 12/01/2028	2,050	2,134,550
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AG Series 2021 2.889%, 12/01/2041	2,000	1,515,875
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031	4,123	4,156,833
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 5.00%, 06/15/2035(a)	960	1,000,251
6.00%, 06/15/2045(a)	1,000	1,048,760
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2017 5.00%, 05/15/2035	3,365	3,405,966
New Orleans Aviation Board (Louis Armstrong New Orleans Intl Airport) Series 2024 5.00%, 01/01/2029	8,985	9,399,693
5.00%, 01/01/2034	1,835	2,015,163
5.00%, 01/01/2039	1,340	1,431,135
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(a)	3,030	3,332,811
6.10%, 12/01/2040(a)	2,595	2,857,377
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,700	1,733,757

		34,032,171

Maryland – 1.1%
County of Frederick MD (Prerefunded - US Treasuries) Series 2019-A 5.00%, 08/01/2027	165	169,243
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 11/12/2028	10,000	10,008,579
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System) Series 2025 5.00%, 05/15/2035	5,800	6,671,878
5.00%, 05/15/2036	2,000	2,313,532

	Principal Amount (000)	U.S. $ Value

Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020-B 5.00%, 04/15/2031	$1,365	$1,460,642
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2038	3,000	3,344,810
5.00%, 06/01/2041	2,465	2,703,627
5.00%, 06/01/2042	2,335	2,549,988
Maryland Stadium Authority Sports Entertainment Facilities Revenue (Maryland Stadium Authority Sports Entertainment Facilities Revenue State Lease) Series 2025 5.00%, 06/15/2035	3,600	4,100,331
State of Maryland (State of Maryland) Series 2025-B 5.00%, 08/01/2028	12,480	13,137,636
State of Maryland Department of Transportation
(Baltimore/Washington Intl Thurgood Marshall Airport)
Series 2021 5.00%, 08/01/2029	700	741,402
5.00%, 08/01/2036	1,000	1,067,474
State of Maryland Department of Transportation (State of Maryland Dept. of Transportation) Series 2025-C 5.00%, 11/01/2027	8,000	8,273,980

		56,543,122

Massachusetts – 1.8%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 07/24/2026	18,140	18,163,206
City of Revere MA (City of Revere MA) Series 2026 4.00%, 07/29/2027(h)	10,000	10,138,098
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031	1,255	1,243,908
Series 2024-A 5.00%, 01/01/2040	5,000	5,549,764
Series 2026 5.00%, 02/01/2040	1,700	1,931,744
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2025-B 5.00%, 07/01/2045	10,000	10,965,536
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2016-I 5.00%, 07/01/2034	1,935	1,936,603
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2023 5.00%, 07/01/2026	1,000	1,000,000
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2026 5.00%, 12/01/2042(h)	2,295	2,476,658
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.25%, 08/15/2045	1,000	1,072,859

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Mass General Brigham) Series 2017-S1 5.00%, 07/01/2029	$9,000	$9,309,621
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2020-U 5.00%, 07/01/2028	950	997,356
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2028	1,425	1,456,438
5.00%, 07/01/2030	2,100	2,151,066
5.00%, 07/01/2032	2,000	2,040,103
5.00%, 07/01/2033	2,000	2,039,376
AG Series 2020-C 5.00%, 10/01/2026	325	326,546
5.00%, 10/01/2027	440	453,042
5.00%, 10/01/2028	500	525,960
5.00%, 10/01/2029	295	315,994
5.00%, 10/01/2030	315	343,276
5.00%, 10/01/2031	375	407,299
5.00%, 10/01/2032	245	265,365
Series 2026 5.50%, 10/01/2037	1,500	1,704,871
7.375%, 10/01/2035	1,000	1,031,735
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2025 5.00%, 07/01/2035	12,840	14,233,003
Massachusetts Port Authority (Massachusetts Port Authority) Series 2016-B 5.00%, 07/01/2043	2,000	2,000,523

		94,079,950

Michigan – 1.4%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AG Series 2006-D 3.248% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(b)	12,225	12,202,208
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	2,885	3,004,623
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2025-A 5.00%, 07/01/2035	2,365	2,709,053
Michigan Finance Authority (City of Detroit MI) Series 2024 5.00%, 11/01/2026	3,725	3,753,444
5.00%, 11/01/2029	2,250	2,408,588
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	2,910	2,766,436
4.00%, 06/01/2035	1,000	1,017,071
4.00%, 06/01/2036	1,000	1,012,171
4.00%, 06/01/2037	1,000	1,007,943
4.00%, 06/01/2038	1,000	1,006,567
5.00%, 06/01/2028	1,000	1,040,069
5.00%, 06/01/2031	745	804,074

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2034	$1,100	$1,237,968
5.00%, 07/01/2036	1,930	2,165,885
5.00%, 07/01/2040	1,000	1,104,571
5.00%, 07/01/2043	1,750	1,910,310
Michigan Finance Authority (Trinity Health Corp.) Series 2015 5.50%, 12/01/2026	4,500	4,517,368
5.50%, 12/01/2027	2,720	2,740,126
Michigan State Hospital Finance Authority (Prerefunded - Others) Series 2019 5.00%, 11/01/2026	2,000	2,014,560
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2026	5,770	5,808,953
5.00%, 06/30/2027	7,635	7,748,472
5.00%, 12/31/2027	5,770	5,897,129
5.00%, 06/30/2028	4,645	4,780,707

		72,658,296

Minnesota – 1.0%
City of Shakopee MN Senior Housing Revenue (Benedictine Living Community of Shakopee Obligated Group) Series 2025 5.625%, 11/01/2045	800	836,155
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2042	3,250	3,499,032
County of Hennepin MN (County of Hennepin MN) Series 2025-C 5.00%, 12/01/2027	6,280	6,511,235
Series 2025-D 5.00%, 12/01/2027	3,870	4,012,496
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2031	3,275	3,534,380
5.00%, 01/01/2041	3,250	3,473,740
5.25%, 01/01/2044	2,000	2,146,146
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035	6,150	6,417,491
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052	5,425	5,498,138
State of Minnesota (State of Minnesota) Series 2024 5.00%, 08/01/2027	10,345	10,635,244
Series 2025-D 5.00%, 08/01/2029	7,000	7,516,436
Western Minnesota Municipal Power Agency (Western Minnesota Municipal Power Agency) Series 2019-A 3.156%, 01/01/2039	1,000	853,240

		54,933,733

	Principal Amount (000)	U.S. $ Value

Mississippi – 0.0%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2033	$1,630	$1,772,973

Missouri – 0.7%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2028	1,375	1,394,359
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-C 5.00%, 05/01/2052	2,320	2,409,741
Series 2026-A 5.00%, 04/01/2036	2,165	2,471,608
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	775	786,964
Metropolitan St. Louis Sewer District (Metropolitan St. Louis Sewer District) Series 2022-A 5.00%, 05/01/2038	1,725	1,894,689
5.00%, 05/01/2039	3,100	3,392,771
Series 2025-C 5.00%, 05/01/2036	5,875	6,782,763
Missouri Highway & Transportation Commission (Missouri Highway & Transportation Commission) Series 2025 5.00%, 05/01/2027	19,500	19,914,223

		39,047,118

Montana – 0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2027	6,950	7,031,519
5.00%, 02/15/2028	2,375	2,405,656
Montana Facility Finance Authority (St. John’s Lutheran Ministries Obligated Group) Series 2026 4.10%, 11/15/2031(h)	1,000	1,004,060
4.35%, 11/15/2032(h)	1,250	1,255,023

		11,696,258

Nebraska – 0.4%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	5,000	5,243,451
Central Plains Energy Project (Goldman Sachs Group) Series 2022-1 5.00%, 05/01/2053	10,000	10,472,093
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	3,005	3,212,273

		18,927,817

Nevada – 0.2%
County of Clark Department of Aviation (County of Clark Dept. of Aviation) Series 2026-B 5.00%, 07/01/2036	7,000	7,892,490

	Principal Amount (000)	U.S. $ Value

Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2035	$1,175	$1,278,029
5.25%, 07/01/2038	1,430	1,578,242

		10,748,761

New Hampshire - 2.2%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.162%, 10/01/2051	6,911	6,819,237
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040(b)	1,990	1,992,942
National Finance Authority Subordinate Municipal Certificates Series 2025-1 (NFASM 2025-1) Series 2025-1, Class B1 5.15%, 09/28/2037	1,375	1,379,512
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041(b)	1,181	1,217,372
New Hampshire Business Finance Authority (ARC70 2026-1) Series 2026-1, Class A1 4.125%, 04/20/2043	4,377	4,281,028
Series 2026-1, Class A2 4.50%, 04/20/2043	1,099	1,091,397
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(a)	427	426,995
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	5,336	5,336,887
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts-Multiple) Series 2025 5.875%, 12/15/2033(a)	2,743	2,742,728
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(a)	802	802,331
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	956	955,720
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 5.75%, 08/01/2045	1,750	1,801,486
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	748	747,931
New Hampshire Business Finance Authority (LGI Homes-Texas LLC) Series 2026 Zero Coupon, 12/15/2041	1,000	379,488
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority State Lease) Series 2025-A Zero Coupon, 02/01/2035(a)	2,180	1,261,481

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	$8,382	$8,518,444
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	23,656	24,086,462
Series 2022-1, Class X 0.350%, 09/20/2036(i)	18,924	335,260
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	9,483	9,429,739
Series 2022-2, Class X 0.691%, 10/01/2036(i)	9,483	368,276
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051	5,480	5,501,628
Series 2024-1, Class X 0.548%, 07/01/2051(i)	7,092	241,891
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	4,913	4,714,325
Series 2024-2, Class X 0.597%, 08/20/2039(i)	4,913	182,539
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025-1, Class A1 4.166%, 01/20/2041	988	971,986
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 4.220%, 11/20/2042	9,912	9,714,066
New Hampshire Business Finance Authority (NFA 2025-3) Series 2025-3, Class A1 4.946%, 02/20/2041	1,697	1,763,520
New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041	4,085	4,004,150
New Hampshire Business Finance Authority (NFA 2026-2) Series 2026-2, Class A1 4.40%, 04/20/2043	8,995	9,150,924
Series 2026-2, Class A2 4.40%, 04/20/2043	2,976	2,930,110
New Hampshire Business Finance Authority (NFAAH 2025-1) Series 2025-1, Class B1 5.75%, 04/28/2042	1,080	1,114,005
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	2,000	1,999,839

		116,263,699

New Jersey - 4.0%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	1,300	1,380,357
6.625%, 01/01/2045(a)	2,500	2,649,379

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	$7,755	$7,835,090
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.50%, 01/01/2027	500	501,154
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	3,400	3,444,204
New Jersey Economic Development Authority (State of New Jersey Lease) NATL Series 2005-N 5.50%, 09/01/2027	5,000	5,175,288
Series 2017-D 5.00%, 06/15/2029	3,500	3,576,260
Series 2024-S 5.00%, 06/15/2027	3,000	3,072,034
5.00%, 06/15/2033	2,065	2,320,985
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	2,135	2,137,959
New Jersey Educational Facilities Authority (Trustees of Princeton University) Series 2017-I 5.00%, 07/01/2028	1,910	1,958,562
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	12,830	12,903,735
5.00%, 06/15/2028	975	980,611
Series 2018-A 5.00%, 06/15/2029	3,050	3,054,558
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AG Series 2006-C Zero Coupon, 12/15/2033	6,600	5,184,183
Series 2019-B 5.00%, 06/15/2033	3,885	4,071,225
New Jersey Transportation Trust Fund Authority (Prerefunded - US Treasuries) Series 2019 5.00%, 06/15/2029	1,525	1,617,656
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2027	8,605	8,918,737
5.00%, 12/15/2029	38,555	40,629,274
5.00%, 12/15/2030	5,885	6,196,606
5.00%, 12/15/2033	7,230	7,570,039
Series 2023-B 5.00%, 06/15/2041	9,685	10,524,227
5.00%, 06/15/2043	1,505	1,621,298
Series 2024-A 4.00%, 06/15/2042	7,570	7,457,599
5.00%, 06/15/2037	8,000	8,988,731
5.00%, 06/15/2042	3,550	3,874,907
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2014-A 5.00%, 01/01/2027	1,800	1,803,430

	Principal Amount (000)	U.S. $ Value

Series 2017-B 5.00%, 01/01/2029	$10,000	$10,362,062
Series 2024-C 5.00%, 01/01/2043	7,500	8,226,573
5.00%, 01/01/2044	2,500	2,730,875
Series 2025-A 5.00%, 01/01/2045	5,500	6,027,872
Series 2025-C 5.00%, 01/01/2031	2,000	2,192,558
Series 2027-A 5.00%, 01/01/2031(h)	2,000	2,153,681
South Jersey Transportation Authority (South Jersey Transportation Authority) BAM Series 2022 5.00%, 11/01/2036	450	495,911
5.00%, 11/01/2037	400	438,379
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2027	4,000	4,080,356
5.00%, 06/01/2028	2,140	2,219,884
5.00%, 06/01/2035	2,620	2,704,165
5.00%, 06/01/2046	2,000	1,993,417
Series 2018-B 5.00%, 06/01/2046	9,790	9,641,186

		212,715,007

New Mexico - 0.1%
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	5,000	5,316,955

New York - 8.5%
City of New York NY (City of New York NY) Series 2020-A 5.00%, 08/01/2026	3,130	3,135,821
Series 2021 1.396%, 08/01/2027	18,750	18,186,587
Series 2024-A 5.00%, 08/01/2026	4,000	4,007,438
AG Series 2024-C 5.00%, 10/01/2027	3,250	3,356,837
Series 2024-I 5.00%, 04/01/2032	2,000	2,219,624
Series 2025-A 5.00%, 08/01/2035	1,440	1,647,784
Series 2025-B 5.00%, 08/01/2028	9,585	10,070,292
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039	4,085	4,080,235
Hudson Yards Infrastructure Corp. (Hudson Yards Infrastructure) Series 2017-A 5.00%, 02/15/2036	6,880	6,962,360
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-A 5.00%, 11/15/2028	20,070	20,233,687
Series 2017-C 5.00%, 11/15/2029	22,370	23,284,819
5.00%, 11/15/2030	13,755	14,301,564
5.00%, 11/15/2031	5,505	5,716,146
5.00%, 11/15/2033	8,500	8,801,808

	Principal Amount (000)	U.S. $ Value

BAM Series 2024-A 4.00%, 11/15/2048	$6,500	$5,948,476
Series 2025 5.00%, 11/15/2035	2,000	2,296,937
5.00%, 11/15/2044	4,060	4,369,965
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2017 4.00%, 06/15/2037	3,420	3,411,361
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2017-S 5.00%, 07/15/2036	10,245	10,448,391
Series 2018-S 5.00%, 07/15/2031	18,035	18,850,149
5.00%, 07/15/2032	15,945	16,648,216
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2017-A 5.00%, 08/01/2033	4,860	4,971,155
Series 2024 5.00%, 11/01/2026	4,215	4,249,309
5.00%, 11/01/2038	17,000	18,905,215
5.00%, 11/01/2039	3,400	3,757,981
Series 2025 5.00%, 05/01/2044	3,000	3,277,149
5.00%, 05/01/2045	4,985	5,396,625
Series 2025-H 5.00%, 11/01/2043	1,010	1,108,923
5.00%, 11/01/2044	5,140	5,616,332
Series 2026 5.00%, 11/01/2039	5,400	6,082,117
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	2,255	2,329,882
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	400	400,320
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	4,250	4,117,516
2.80%, 09/15/2069	11,555	10,935,166
New York State Dormitory Authority (New York State Sales Tax) Series 2017-A 5.00%, 03/15/2039	14,705	14,895,661
Series 2018-C 5.00%, 03/15/2040	6,990	7,199,716
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2019-A 5.00%, 03/15/2036	10,000	10,529,723
Series 2021-A 4.00%, 03/15/2039	1,825	1,831,034
Series 2021-E 4.00%, 03/15/2037	19,200	19,528,113
Series 2022-A 4.00%, 03/15/2039	3,500	3,520,925
Series 2024-A 5.00%, 03/15/2042	5,000	5,486,205
5.00%, 03/15/2046	2,840	3,026,149

	Principal Amount (000)	U.S. $ Value

New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2045	$8,980	$9,755,210
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2028	22,110	22,780,860
5.00%, 01/01/2029	27,145	27,916,390
Series 2023 5.625%, 04/01/2040	7,000	7,478,800
6.00%, 04/01/2035	5,000	5,583,609
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2040	4,015	4,205,790
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	2,095	2,095,116
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2018-2 5.00%, 09/15/2026	4,000	4,016,988
5.00%, 09/15/2031	3,475	3,582,625
Series 2019 4.00%, 11/01/2037	2,915	2,922,210
Series 2021-2 4.00%, 07/15/2037	2,980	2,999,121
Series 2024-2 5.00%, 09/01/2030	5,460	5,898,207
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034	1,000	1,030,208
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 5.00%, 06/01/2027	1,045	1,065,581
5.00%, 06/01/2029	2,080	2,200,391
5.00%, 06/01/2033	2,395	2,598,392
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034	14,725	12,522,492
2.591%, 05/15/2036	2,000	1,650,029
Series 2023 5.00%, 11/15/2041	4,025	4,427,838

		449,873,570

North Carolina - 0.6%
County of Wake NC (County of Wake NC) Series 2026 5.00%, 04/01/2037	3,100	3,610,864
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2025 3.125%, 12/01/2027	3,765	3,762,326
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2022-A 5.00%, 07/01/2035	1,740	1,869,184
5.00%, 07/01/2036	1,500	1,604,114
5.00%, 07/01/2037	1,250	1,330,143
5.25%, 07/01/2038	1,200	1,301,361

	Principal Amount (000)	U.S. $ Value

5.25%, 07/01/2039	$1,300	$1,404,740
5.25%, 07/01/2040	3,220	3,467,379
5.25%, 07/01/2042	1,140	1,218,678
AG Series 2023 5.00%, 07/01/2036	650	701,717
5.00%, 07/01/2037	1,400	1,502,849
5.00%, 07/01/2038	420	448,893
5.25%, 07/01/2041	1,000	1,083,202
5.25%, 07/01/2042	1,000	1,079,025
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 3.20%, 11/01/2030	2,130	2,122,931
North Carolina Medical Care Commission (Duke University Health System Obligated Group) Series 2025-A 5.00%, 06/01/2029	4,000	4,259,990
North Carolina Municipal Power Agency No. 1 (North Carolina Municipal Power Agency No. 1) Series 2026 5.00%, 01/01/2031(h)	1,000	1,090,036

		31,857,432

North Dakota - 0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2028	2,000	2,016,917
5.00%, 06/01/2030	3,000	3,014,291
5.00%, 06/01/2031	1,665	1,671,035

		6,702,243

Ohio - 2.0%
Akron Bath Copley Joint Township Hospital District (Prerefunded - US Treasuries) Series 2020 4.00%, 11/15/2038	5,700	5,992,678
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 5.00%, 06/01/2036	1,935	2,029,764
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2034	3,120	3,439,303
5.25%, 01/01/2045	3,205	3,425,445
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health) Series 2017-A 5.00%, 08/01/2026	2,700	2,704,153
5.00%, 08/01/2027	8,465	8,672,234
5.00%, 08/01/2028	1,955	2,023,716
5.00%, 08/01/2042	3,055	3,115,284
Series 2020 5.00%, 12/01/2028	5,400	5,676,591
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2027	2,710	2,730,383
County of Franklin OH (Nationwide Children’s Hospital) Series 2017-A 5.00%, 11/01/2031	1,000	1,027,986
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	4,045	4,161,701

	Principal Amount (000)	U.S. $ Value

County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 5.50%, 12/01/2027	$300	$302,623
6.375%, 12/01/2037	5,000	5,394,259
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,060,989
Ohio Air Quality Development Authority (American Electric Power) Series 2024 3.70%, 04/01/2028	10,400	10,482,542
3.70%, 07/01/2028	1,750	1,765,349
3.75%, 01/01/2029	6,000	6,062,247
Ohio Air Quality Development Authority (Ohio Valley Electric) Series 2026 3.875%, 01/01/2036	1,100	1,104,695
4.35%, 06/30/2040	1,250	1,267,067
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.00%, 10/01/2035	1,195	1,261,547
Ohio Higher Educational Facility Commission (Oberlin College) Series 2023 5.00%, 10/01/2037	1,270	1,405,248
5.00%, 10/01/2038	1,335	1,468,130
Ohio State University (The) (Ohio State University) Series 2026 5.00%, 06/01/2035	5,615	6,494,273
Ohio Water Development Authority Water Pollution Control Loan Fund (Ohio Water Development Authority Water Pollution Control Loan Fund) Series 2024-D 5.00%, 12/01/2034	7,705	8,898,105
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2029	1,000	1,067,304
Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	2,555	2,665,245
Series 2014 4.939%, 09/01/2032	2,955	3,115,728
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	4,885	5,560,733
State of Ohio (Prerefunded - US Treasuries) Series 2024 5.00%, 01/01/2035	115	131,139
State of Ohio (State of Ohio) Series 2026-A 5.00%, 09/15/2035	3,460	4,020,846

		108,527,307

Oklahoma - 0.4%
Oklahoma City Public Property Authority (Oklahoma City Public Property Authority Sales Tax) Series 2026 5.00%, 06/01/2033	7,315	8,261,427

	Principal Amount (000)	U.S. $ Value

5.00%, 06/01/2034	$1,290	$1,473,062
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045	4,000	3,770,741
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	4,245	4,429,531
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-B 5.00%, 01/01/2032	2,500	2,765,383
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	2,375	2,690,169

		23,390,313

Oregon – 0.7%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2030	415	447,804
5.00%, 08/15/2031	1,245	1,340,000
5.00%, 08/15/2033	1,030	1,101,640
5.00%, 08/15/2034	875	931,894
5.00%, 08/15/2035	755	800,875
5.00%, 08/15/2036	1,300	1,373,456
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2040	7,155	7,075,052
Series 2023 5.25%, 07/01/2041	4,455	4,837,036
5.25%, 07/01/2042	7,190	7,776,457
Series 2024-T 5.00%, 07/01/2032	1,950	2,145,005
Salem Hospital Facility Authority (Salem Health Obligated Group) Series 2019 5.00%, 05/15/2038	2,205	2,293,232
Tri-County Metropolitan Transportation District of Oregon (Tri-County Metropolitan Transportation District of Oregon) Series 2018-A 5.00%, 10/01/2028	2,335	2,426,299
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2043	2,000	925,674
University of Oregon (University of Oregon) Series 2026-A 5.00%, 04/01/2036	1,000	1,165,395

		34,639,819

Other – 2.8%
2026 Loan Holding-1 (2026 Loan Holding-1) Series 2026-C 3.55% (MUNIPSA + 0.88%), 10/01/2027(a) (b)	15,400	15,322,199
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,684	3,999,783

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML10) Series 2021-ML10, Class ACA 2.046%, 06/25/2038	$1,867	$1,587,004
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML12) Series 2021-ML12, Class AUS 2.34%, 07/25/2041	7,091	5,797,098
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML21) Series 2024-ML21, Class AUS 4.614%, 08/25/2041	8,306	8,617,941
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.687%, 10/25/2040	983	1,023,660
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.705%, 04/25/2042	2,079	2,181,326
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML24) Series 2024-ML24, Class AUS 4.301%, 05/25/2041	10,391	10,414,608
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.76%, 08/25/2041	9,903	10,390,495
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 4.837%, 03/25/2042	9,985	10,438,516
Series 2025-M 4.095%, 11/25/2042	6,445	6,386,321
4.604%, 06/25/2042	3,987	4,034,509
Series 2026-M 4.64%, 10/25/2040	4,993	5,204,844
5.059%, 01/25/2043	4,524	4,908,155
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FRTEB 2026-M074) Series 2026-M074, Class AUS 4.028% (CME Term SOFR + 0.40%), 08/25/2041(b)	19,970	20,348,045
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M051) Series M051, Class A 2.65%, 06/15/2035	4,535	3,991,647
Illinois Housing Development Authority (FCR 2019-A) Series 2019-A, Class 1 3.87%, 11/15/2035(a)	23,249	20,748,310
Illinois Housing Development Authority (FCR 2019-C) Series 2019-C, Class 1 3.87%, 11/15/2035(a)	5,486	4,896,073
Illinois Housing Development Authority (FCR 2019-D) Series 2019-D, Class 1 3.87%, 11/01/2051(a)	5,009	4,470,622
Illinois Housing Development Authority (FCR 2019-E) Series 2019-E, Class 1 3.87%, 11/15/2035(a)	3,275	2,922,389

		147,683,545

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 4.4%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 3.37% (RFUCCT1Y + 0.70%), 11/15/2047(b)	$10,000	$9,943,335
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 7.00%, 06/30/2039	1,000	845,371
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(a)	875	873,056
City of Philadelphia PA (City of Philadelphia PA) Series 2017-A 5.00%, 08/01/2028	12,310	12,610,837
Series 2019-A 5.00%, 08/01/2026	1,420	1,422,551
Series 2025-A 5.00%, 08/01/2042	4,500	4,961,106
City of Philadelphia PA Airport Revenue (City of Philadelphia PA Airport Revenue) Series 2021 5.00%, 07/01/2028	10,350	10,773,199
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2026 5.00%, 04/01/2027	10,250	10,448,873
County of Lehigh PA (St. Luke’s Hospital Obligated Group) Series 2026 5.00%, 08/15/2037	2,000	2,229,181
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) AG Series 2022 4.00%, 07/01/2038	10,000	9,923,952
4.00%, 07/01/2039	6,000	5,892,234
Lancaster Municipal Authority (Garden Spot Village Obligated Group) Series 2024 5.00%, 05/01/2031	210	223,614
5.00%, 05/01/2032	300	321,836
5.00%, 05/01/2033	400	431,348
5.00%, 05/01/2034	420	453,234
5.00%, 05/01/2044	1,300	1,344,936
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2027	965	977,573
5.00%, 12/01/2032	2,750	2,795,399
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2026	1,400	1,404,612
5.00%, 09/01/2027	1,750	1,795,637
5.00%, 09/01/2028	1,500	1,561,469
5.00%, 09/01/2029	3,000	3,117,802
5.00%, 09/01/2030	3,000	3,114,604
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2038	3,350	3,640,692
5.50%, 06/30/2039	5,455	5,899,242
5.50%, 06/30/2040	5,000	5,399,127

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2026 5.45%, 03/01/2056(a)	$1,000	$1,035,795
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2026	4,500	4,505,462
5.00%, 06/30/2027	12,450	12,466,100
5.00%, 12/31/2027	6,000	6,007,482
5.00%, 06/30/2028	10,790	10,802,958
5.00%, 12/31/2028	8,910	8,920,357
5.00%, 06/30/2042	1,015	1,015,174
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.37% (MUNIPSA + 0.70%), 11/15/2047(b)	15,140	15,094,473
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2017-B 5.00%, 06/01/2028	7,025	7,174,654
5.00%, 06/01/2030	6,255	6,384,524
Series 2019 5.00%, 12/01/2029	8,000	8,455,857
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	555	567,932
5.00%, 08/01/2040	3,445	3,476,229
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2020 5.00%, 11/01/2027	835	857,818
5.00%, 11/01/2028	1,000	1,043,239
5.00%, 11/01/2029	1,000	1,056,779
5.00%, 11/01/2030	1,750	1,846,059
5.00%, 11/01/2031	1,685	1,770,540
5.00%, 11/01/2032	1,810	1,897,923
5.00%, 11/01/2033	1,750	1,830,593
5.00%, 11/01/2034	2,110	2,201,656
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.334% (SOFR + 0.80%), 09/01/2040(a) (b)	26,000	25,908,155
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2023-A 5.25%, 09/01/2038	2,000	2,230,472
5.25%, 09/01/2039	3,695	4,098,246

		233,053,297

Puerto Rico – 0.5%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	1,346	986,466
5.625%, 07/01/2029	1,982	2,097,850
Series 2022-C Zero Coupon, 11/01/2043	3,591	2,581,067
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(a)	2,000	2,000,000
3.75%, 07/01/2027(a)	2,000	1,964,103

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	$5,150	$5,269,407
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2041	2,000	2,302,700
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	10,000	9,115,291

		26,316,884

Rhode Island – 0.0%
Providence Public Building Authority (City of Providence RI Lease) AG Series 2020-A 5.00%, 09/15/2032	2,195	2,311,207

South Carolina – 2.2%
Kershaw County School District/SC (Kershaw County School District/SC) Series 2018-A 5.00%, 03/01/2029	2,000	2,055,758
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	50,000	53,790,905
Series 2023-B 4.338% (SOFR + 1.90%), 02/01/2054(b)	18,000	18,664,430
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	7,460	8,004,467
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.25%, 11/01/2043	3,500	3,862,776
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.25%, 10/15/2042(a)	2,000	2,098,238
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(c) (d) (f)	1,445	158,950
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	7,500	7,695,253
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 4.00%, 12/01/2030	1,990	1,997,123
South Carolina Ports Authority (South Carolina Ports Authority) Series 2018 5.00%, 07/01/2031	1,945	2,009,028
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2030	970	971,185
5.00%, 12/01/2034	675	675,720
Series 2020-A 5.00%, 12/01/2043	1,800	1,887,956

	Principal Amount (000)	U.S. $ Value

Series 2021-B 5.00%, 12/01/2043	$6,350	$6,723,727
Series 2024-B 4.125%, 12/01/2044	1,200	1,191,795
Series 2025-B 5.00%, 12/01/2044	3,695	3,996,104

		115,783,415

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2029	3,400	3,470,707
5.00%, 09/01/2030	3,625	3,697,528

		7,168,235

Tennessee – 2.3%
City of Memphis TN (City of Memphis TN) Series 2024-B 5.00%, 04/01/2041	7,040	7,654,070
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2024 5.00%, 07/01/2034	5,500	6,156,901
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN) Series 2024-C 5.00%, 01/01/2041	5,570	6,122,658
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2039	2,500	2,751,659
Series 2026-B 5.00%, 07/01/2034	3,000	3,343,127
5.00%, 07/01/2036	2,000	2,235,647
5.00%, 07/01/2037	1,000	1,109,669
5.00%, 07/01/2038	1,800	1,983,158
Series 2026-D 5.00%, 07/01/2032	1,535	1,686,743
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.00%, 06/01/2044(a)	1,250	1,269,581
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	21,150	22,539,684
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	43,555	44,839,084
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	10,370	11,080,988
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	10,000	10,573,752

		123,346,721

Texas – 6.8%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2024 4.125%, 06/15/2034(a)	850	847,118

	Principal Amount (000)	U.S. $ Value

Series 2025 5.00%, 06/15/2035(a)	$1,000	$1,050,260
Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 5.75%, 06/01/2043(a)	2,000	2,057,342
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.00%, 06/01/2042(a)	1,000	1,017,280
City of Arlington TX (City of Arlington TX) Series 2024-A 5.00%, 08/15/2026	3,795	3,805,213
City of Austin TX Airport System Revenue (City of Austin TX Airport System Revenue) Series 2022 5.00%, 11/15/2039	2,260	2,407,671
City of Corpus Christi TX Utility System Revenue (City of Corpus Christi TX Utility System Revenue) Series 2024 5.00%, 07/15/2034	1,000	1,111,504
City of Dallas TX (City of Dallas TX) Series 2023-A 5.00%, 02/15/2039	2,000	2,181,452
5.00%, 02/15/2043	6,700	7,219,744
Series 2024-B 5.00%, 02/15/2027	7,305	7,416,596
City of Denton TX (City of Denton TX) Series 2024 5.00%, 02/15/2032	5,500	6,113,824
City of El Paso TX Water & Sewer Revenue (City of El Paso TX Water & Sewer Revenue) Series 2022 5.00%, 03/01/2037	4,275	4,564,973
5.00%, 03/01/2039	3,880	4,115,155
City of Frisco TX (City of Frisco TX) Series 2024 5.00%, 02/15/2042	1,140	1,244,544
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2018-C 5.00%, 07/01/2029	2,450	2,543,295
Series 2021-A 4.00%, 07/01/2041	1,140	1,108,478
AG Series 2023 5.00%, 07/01/2032	12,095	13,276,804
Series 2025-A 5.00%, 07/01/2033	5,710	6,307,566
5.00%, 07/01/2035	8,000	8,931,026
5.25%, 07/01/2036	4,000	4,546,556
5.25%, 07/01/2037	2,000	2,254,217
5.25%, 07/01/2038	2,285	2,559,828
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	15,135	15,545,868
Series 2024-B 5.50%, 07/15/2036	5,495	5,961,612
5.50%, 07/15/2039	3,715	3,968,366
Series 2025 5.25%, 07/15/2030	2,000	2,106,161

	Principal Amount (000)	U.S. $ Value

City of Houston TX Combined Utility System Revenue (City of Houston TX Combined Utility System Revenue) Series 2018-D 5.00%, 11/15/2043	$5,720	$5,874,120
City of Houston TX Hotel Occupancy Tax & Special Revenue (City of Houston TX Hotel Occupancy Tax & Special Revenue) Series 2026 5.00%, 09/01/2042	1,890	2,065,417
AG Series 2026 5.00%, 09/01/2045	4,000	4,309,008
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-A 5.25%, 02/01/2043	5,000	5,527,495
County of Harris TX (County of Harris TX) Series 2025-A 5.00%, 09/15/2026	5,500	5,526,463
5.00%, 09/15/2027	3,515	3,624,095
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2023-C 5.00%, 11/01/2028	6,500	6,811,145
5.00%, 11/01/2032	5,500	6,040,391
Series 2025-A 5.00%, 11/01/2033	1,450	1,605,579
5.00%, 11/01/2034	4,490	5,002,942
5.00%, 11/01/2035	1,550	1,711,830
5.25%, 11/01/2038	11,950	13,256,391
Dallas Independent School District (Dallas Independent School District) Series 2026-B 5.00%, 02/15/2056	2,500	2,667,390
El Paso County Hospital District (El Paso County Hospital District) AG Series 2024 5.00%, 08/15/2039	5,000	5,455,580
5.00%, 08/15/2040	2,000	2,170,788
Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2013 5.80%, 10/01/2045(j)	4,000	4,192,996
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital Obligated Group) Series 2026-A 5.00%, 12/01/2029	6,100	6,529,231
5.00%, 12/01/2036	1,450	1,655,960
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2024 5.00%, 07/01/2034	3,875	4,358,115
5.00%, 07/01/2036	7,300	8,111,345
Harris County Cultural Education Facilities Finance Corp. (Prerefunded - US Treasuries) Series 2022 3.52% (MUNIPSA + 0.85%), 07/01/2049(b)	7,545	7,545,000
Harris County Hospital District (Harris County Hospital District) Series 2016 5.00%, 02/15/2027	2,465	2,474,671
Harris County Housing Finance Corp. (Kobayashi Baypointe Apartments) Series 2025 2.95%, 09/01/2043	2,000	1,997,427

	Principal Amount (000)	U.S. $ Value

Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A 5.00%, 12/01/2028	$200	$207,154
5.00%, 12/01/2029	500	522,869
5.00%, 12/01/2030	500	527,949
5.00%, 12/01/2031	500	532,061
5.00%, 12/01/2032	795	843,378
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2026	600	600,871
5.00%, 10/15/2029	600	600,633
5.00%, 10/15/2030	1,000	1,000,978
5.00%, 10/15/2031	1,020	1,020,882
Leander Independent School District (Leander Independent School District) Series 2016-A Zero Coupon, 08/16/2042	2,000	993,739
Longview Independent School District (Prerefunded - US Treasuries) Series 2017 4.00%, 02/15/2037	2,130	2,164,481
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	9,240	9,254,463
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2026	2,000	2,005,280
5.00%, 08/15/2028	2,750	2,817,311
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2035	1,300	1,270,011
Series 2022 4.00%, 01/01/2032	840	794,772
4.00%, 01/01/2037	1,155	1,057,694
New Hope Cultural Education Facilities Finance Corp. (Prerefunded - Others) Series 2017-A 5.00%, 04/01/2028	1,130	1,150,429
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 5.75%, 07/01/2035(a)	1,500	1,577,333
6.25%, 07/01/2045(a)	1,155	1,227,497
North Texas Tollway Authority (North Texas Tollway Authority) Series 2024-B 5.00%, 01/01/2034	13,995	15,769,304
Plano Independent School District (Plano Independent School District) Series 2025 5.00%, 02/15/2027	11,000	11,170,101
Port Arthur Housing Authority (Foothill Willow Lakes LLC) Series 2026-A 3.90%, 04/01/2036	6,900	7,001,065
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)	6,575	6,023,630

	Principal Amount (000)	U.S. $ Value

Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(a)	$1,285	$1,255,634
10.00%, 07/01/2026(a)	2,000	2,000,000
Rockwall Independent School District (Rockwall Independent School District) Series 2018 5.00%, 02/15/2043	3,000	3,064,308
State of Texas (State of Texas) Series 2021-B 4.00%, 08/01/2026	2,335	2,337,422
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025 5.00%, 11/15/2064	5,000	5,531,033
Series 2025-A 5.00%, 11/15/2038	4,650	5,192,447
5.00%, 11/15/2040	4,650	5,138,030
Texas Department of Transportation State Highway Fund (Texas Dept. of Transportation State Highway Fund) Series 2016-A 5.00%, 10/01/2026	7,210	7,252,132
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.50% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(b)	1,430	1,434,253
Series 2012-C 3.281% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(b)	2,890	2,895,911
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	7,845	8,366,980
Texas Municipal Gas Acquisition & Supply Corp. V (Citigroup, Inc.) Series 2026 5.00%, 04/01/2036	5,035	5,325,412
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	3,200	3,388,751
Texas State University System (Texas State University System) Series 2024 5.00%, 03/15/2042	2,900	3,172,091
Series 2026-C 5.00%, 03/15/2028(h)	2,060	2,115,777
5.00%, 03/15/2031(h)	1,990	2,142,499
University of Houston (University of Houston) Series 2020-A 5.00%, 02/15/2027	4,000	4,060,583
Series 2022-A 5.00%, 02/15/2040	1,750	1,885,917

		359,468,897

Utah – 1.4%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) BAM Series 2018-A 5.00%, 07/01/2043	17,000	17,327,932
Series 2021-A 4.00%, 07/01/2040	2,615	2,572,102
5.00%, 07/01/2029	3,365	3,559,337
5.00%, 07/01/2030	7,670	8,238,584

	Principal Amount (000)	U.S. $ Value

Series 2023-A 5.00%, 07/01/2032	$9,270	$10,154,575
5.00%, 07/01/2034	4,850	5,343,188
Series 2025-A 5.00%, 07/01/2035	1,705	1,906,219
5.00%, 07/01/2036	1,255	1,397,274
5.00%, 07/01/2038	1,645	1,804,960
Downtown Daybreak Public Infrastructure District No. 1 (Downtown Daybreak Public Infrastructure District No. 1) Series 2026 5.00%, 03/01/2041(a)	1,000	1,018,315
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	1,600	1,612,518
Intermountain Power Agency (Intermountain Power Agency) Series 2022-A 5.00%, 07/01/2028	3,500	3,661,953
5.00%, 07/01/2042	2,360	2,512,504
Series 2023 5.00%, 07/01/2039	5,000	5,422,867
Series 2024-A 5.00%, 07/01/2039	2,915	3,197,949
Mida Mountain Village Public Infrastructure District (Mida Mountain Village Public Infrastructure District) Series 2025-1 5.25%, 06/01/2045(a)	1,135	1,170,129
Resort Core Public Infrastructure District No. 1 (Resort Core Public Infrastructure District No. 1) Series 2026-A 0.00%, 03/01/2046(j)	1,000	792,020
Utah City West Public Infrastructure District No. 1 (Utah City West Public Infrastructure District No. 1 Assessment Area No. 1) Series 2026 5.00%, 12/01/2041(a)	1,000	1,020,533
5.50%, 12/01/2046(a)	1,000	1,026,996
Utah Transit Authority (Utah Transit Authority Sales Tax) AG Series 2006-C 5.25%, 06/15/2032	1,590	1,776,899

		75,516,854

Virginia – 1.0%
County of Chesterfield VA (County of Chesterfield VA) Series 2025-B 5.00%, 01/01/2027	6,150	6,226,192
County of Loudoun VA (County of Loudoun VA) Series 2022-A 5.00%, 12/01/2026	9,295	9,392,128
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M042) Series M042, Class A 2.60%, 11/15/2033(b)	8,920	7,777,326
Federal Home Loan Mortgage Corp. VA FEDMFH (Freddie Mac Multifamily Variable Rate Certificate) Series M046, Class A 2.625%, 06/15/2035	8,990	7,793,197
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	1,000	1,002,881

	Principal Amount (000)	U.S. $ Value

Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	$4,345	$3,563,164
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 07/01/2030	2,000	2,038,474
4.00%, 01/01/2032	5,030	5,107,703
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 5.00%, 01/01/2029	1,400	1,469,008
5.00%, 01/01/2030	1,650	1,730,016
5.00%, 01/01/2031	1,250	1,309,920
5.00%, 01/01/2033	1,750	1,831,584
5.00%, 01/01/2034	1,600	1,673,285
5.00%, 01/01/2035	1,570	1,640,874

		52,555,752

Washington – 2.7%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Authority Sales & Use Tax) Series 2009-2 5.491%, 11/01/2039	5,000	5,045,517
Energy Northwest (Bonneville Power Administration) Series 2021 5.00%, 07/01/2040	5,120	5,494,809
Port of Seattle WA (Port of Seattle WA) Series 2018-A 5.00%, 05/01/2038	4,015	4,063,196
Series 2019 5.00%, 04/01/2034	1,000	1,044,318
Series 2021 4.00%, 08/01/2041	5,000	4,891,143
5.00%, 08/01/2033	5,000	5,404,443
Series 2022 5.00%, 08/01/2030	1,250	1,344,677
5.00%, 08/01/2033	3,835	4,200,475
5.00%, 08/01/2042	5,000	5,272,407
Series 2024 5.25%, 07/01/2043	4,140	4,495,082
Series 2025-B 5.00%, 10/01/2029	2,100	2,233,411
5.00%, 10/01/2030	1,730	1,865,248
5.00%, 10/01/2033	7,430	8,222,302
5.00%, 10/01/2036	1,140	1,271,842
5.00%, 10/01/2037	7,500	8,311,057
5.00%, 10/01/2038	4,000	4,392,074
5.00%, 10/01/2039	3,445	3,763,198
Port of Tacoma WA (Port of Tacoma WA) Series 2016-B 5.00%, 12/01/2037	6,835	6,871,887
5.00%, 12/01/2038	6,775	6,807,635
Snohomish County School District No. 6 Mukilteo (Snohomish County School District No. 6 Mukilteo) Series 2022 5.00%, 12/01/2026	1,630	1,646,330
Spokane County School District No. 81 Spokane (Spokane County School District No. 81 Spokane) Series 2012 3.00%, 12/01/2031	10,000	9,902,801

	Principal Amount (000)	U.S. $ Value

State of Washington (State of Washington) Series 2017 5.00%, 08/01/2030	$5,440	$5,581,897
Series 2026-C 5.00%, 02/01/2038	5,260	6,004,232
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	2,175	2,209,467
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2017 5.00%, 08/15/2027	2,175	2,227,426
5.00%, 08/15/2028	3,700	3,784,621
5.00%, 08/15/2030	8,005	8,168,092
Washington State Housing Finance Commission (Heron’s Key Obligated Group) Series 2026 2.85%, 07/01/2030	1,140	1,140,986
3.00%, 07/01/2031	1,070	1,071,847
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.875%, 07/01/2043(a)	2,025	2,170,009
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	4,546	4,386,564
Series 2021-1, Class X 0.727%, 12/20/2035(i)	3,005	101,880
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class X 1.496%, 04/20/2037(i)	9,722	885,219
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/01/2050	3,254	3,199,286
Washington State Housing Finance Commission (WSHFC 2025-1) Series 2025-1, Class A1 4.080%, 08/20/2063	6,447	6,271,489

		143,746,867

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	8,800	8,717,123

Wisconsin – 2.7%
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A1 4.157%, 01/20/2041	6,665	6,465,501
Public Finance Authority (PFAR4 2026-1) Series 2026-1, Class A1 4.477%, 12/05/2040	1,000	1,005,411
Public Finance Authority (Wisconsin Public Finance Authority-MF Affordable Housing) Series 2024-1, Class A 4.10%, 09/25/2039	3,031	3,000,430

	Principal Amount (000)	U.S. $ Value

State of Wisconsin (Prerefunded - US Treasuries) Series 2019-A 5.00%, 05/01/2027	$12,500	$12,748,209
5.00%, 05/01/2028	12,000	12,238,280
State of Wisconsin (State of Wisconsin) Series 2027-1 5.00%, 05/01/2030(h)	1,400	1,496,567
University of Wisconsin Hospitals & Clinics (University of Wisconsin Hospitals & Clinics Authority Obligated Group) Series 2024-B 5.00%, 04/01/2054	10,000	10,847,359
Wisconsin Center District (Wisconsin Center District) AG Series 2020-C Zero Coupon, 12/15/2028	1,075	996,496
Zero Coupon, 12/15/2030	2,140	1,846,689
Zero Coupon, 12/15/2032	2,800	2,234,532
Zero Coupon, 12/15/2034	2,500	1,829,071
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2022 2.85% (MUNIPSA + 0.18%), 08/15/2054(b)	4,000	4,000,000
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	975	1,004,684
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2034	2,500	2,560,952
4.00%, 10/15/2035	1,000	1,019,617
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) Series 2025 5.00%, 08/15/2030	9,380	10,117,665
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(a)	1,465	1,595,092
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	1,957	924,393
Wisconsin Public Finance Authority (C/HP Cove, Inc.) Series 2026 4.00%, 05/01/2036	2,000	1,991,384
Wisconsin Public Finance Authority (Carmelite System Obligated Group) Series 2020 5.00%, 01/01/2040	3,750	3,833,464
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2042	2,000	2,066,321
5.50%, 02/01/2042(a)	6,955	7,279,225
Wisconsin Public Finance Authority (Deutsche Bank AG) Series 2026 3.575% (SOFR + 1.15%), 12/01/2068(a)(b)	1,960	1,962,439

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Duke Energy Progress LLC) Series 2022 3.30%, 10/01/2046	$5,315	$5,311,805
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)	5,520	1,750,437
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	1,361	992,987
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,800	1,878,379
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	6,000	6,275,336
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)	1,905	1,904,868
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	1,000	1,025,532
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2035	615	567,561
4.00%, 02/01/2036	3,335	3,039,786
4.00%, 02/01/2038	3,575	3,196,993
4.00%, 02/01/2040	3,945	3,443,050
Series 2022 5.00%, 02/01/2031	3,375	3,387,722
5.00%, 02/01/2032	2,545	2,548,969
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2026 5.00%, 06/15/2036(a)	1,750	1,788,436
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2026(a)	3,605	3,616,862
5.00%, 10/01/2029(a)	835	875,348
Wisconsin Public Finance Authority (Waterstone Projects) 5.50%, 12/15/2038(a)	1,201	1,202,785
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-Muni Certificates) Series 2026 3.625%, 06/15/2063	4,790	4,801,642

		140,672,279

Total Long-Term Municipal Bonds (cost $4,843,239,425)		4,848,810,553

Short-Term Municipal Notes – 7.7%
Arizona – 0.0%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 2.90%, 01/01/2046(k)	2,785	2,785,000

	Principal Amount (000)	U.S. $ Value

California – 1.5%
City of Los Angeles CA (City of Los Angeles CA) Series 2026 5.00%, 06/24/2027(h)	$35,000	$35,750,099
City of San Diego CA (City of San Diego CA) Series 2026 5.00%, 06/30/2027(h)	9,215	9,461,425
County of Los Angeles CA (County of Los Angeles CA) Series 2026-A 5.00%, 06/30/2027(h)	27,300	27,956,423
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 3.12%, 10/01/2047(a) (k)	5,000	5,000,000

		78,167,947

Colorado – 0.1%
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center) Series 2012 2.90%, 01/01/2039(k)	5,025	5,025,000

Connecticut – 0.3%
Town of Greenwich CT (Town of Greenwich CT) Series 2026 4.00%, 02/04/2027	15,390	15,515,242

Florida – 0.4%
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2025-B 5.00%, 10/01/2026	8,600	8,649,255
School Board of Miami-Dade County (The) (School Board of Miami-Dade County/The) Series 2026 4.00%, 01/07/2027(h)	10,000	10,065,684

		18,714,939

Georgia – 0.3%
Cobb County School District (Cobb County School District) Series 2026 4.00%, 12/15/2026	15,000	15,085,293
County of Fulton GA (County of Fulton GA) Series 2026 5.00%, 12/30/2026	1,500	1,517,746

		16,603,039

Idaho – 1.0%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 3.25%, 03/01/2048(k)	4,915	4,915,000
State of Idaho (State of Idaho) Series 2026 4.00%, 06/30/2027(h)	50,000	50,651,865

		55,566,865

Kentucky – 0.0%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-B 2.85%, 10/01/2039(k)	1,950	1,950,000

	Principal Amount (000)	U.S. $ Value

Massachusetts – 0.4%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 09/29/2026	$19,025	$19,126,826

Michigan – 0.1%
Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 2.90%, 06/01/2034(k)	3,500	3,500,000

New Jersey – 0.5%
City of Hoboken NJ (City of Hoboken NJ) Series 2026-A 4.00%, 03/08/2027	10,000	10,087,851
County of Hudson NJ (County of Hudson NJ) Series 2026 4.00%, 02/24/2027	10,000	10,085,235
Essex County Improvement Authority (County of Essex NJ) Series 2026 4.00%, 03/12/2027	4,500	4,540,874
Jersey City Redevelopment Agency (Jersey City Redevelopment Agency) Series 2025 5.00%, 12/09/2026	3,360	3,392,851

		28,106,811

New York – 1.0%
City of Rochester NY (City of Rochester NY) Series 2025-I 4.00%, 07/30/2026	10,000	10,010,145
County of Suffolk NY (County of Suffolk NY) Series 2025 4.00%, 07/24/2026	13,500	13,508,019
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 08/21/2026	27,970	28,014,433
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2018-2 3.30%, 01/01/2031(k)	3,500	3,500,000

		55,032,597

Ohio – 0.1%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 3.05%, 11/15/2045(k)	3,000	3,000,000

Oregon – 0.2%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 3.20%, 08/01/2034(k)	8,500	8,500,000

Other – 0.5%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 3.12%, 03/01/2029(k)	12,955	12,955,000

	Principal Amount (000)	U.S. $ Value

Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 3.12%, 03/01/2029(k)	$15,515	$15,515,000

		28,470,000

Pennsylvania – 0.1%
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 2.85%, 11/01/2061(k)	3,690	3,690,000

Rhode Island – 0.1%
City of Cranston RI (City of Cranston RI) Series 2025-1 4.00%, 08/19/2026	5,250	5,258,348

South Carolina – 0.8%
Clover School District No. 2 (Clover School District No. 2) Series 2025 5.00%, 10/01/2026	18,095	18,196,412
Orangeburg County School District (Orangeburg County School District) Series 2025 5.00%, 08/13/2026	25,000	25,062,067

		43,258,479

Texas – 0.0%
Tarrant County Housing Finance Corp. (One Oaklake VIII LLC) Series 2003 2.75%, 02/15/2036(k)	245	245,000

Virginia – 0.3%
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026	14,500	14,512,366

Total Short-Term Municipal Notes (cost $407,249,087)		407,028,459

Total Municipal Obligations (cost $5,250,488,512)		5,255,839,012

CORPORATES - INVESTMENT GRADE – 0.7%
Industrial – 0.7%
Consumer Non-Cyclical – 0.7%
Baylor Scott & White Holdings Series 2021 1.777%, 11/15/2030	5,000	4,439,900
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	7,000	4,953,970
Novant Health, Inc. 2.637%, 11/01/2036	19,100	15,190,230
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	10,000	8,606,800
Sutter Health Series 20A 3.161%, 08/15/2040	4,000	3,099,600

		36,290,500

	Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.0%
United Airlines, Inc. 4.625%, 04/15/2029(a)	$2,300	$2,267,409

Total Corporates - Investment Grade (cost $47,300,089)		38,557,909

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a) (cost $7,730,000)	7,730	6,534,633

ASSET-BACKED SECURITIES – 0.0%
Autos - Fixed Rate – 0.0%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a) (cost $1,297,699)	1,298	1,306,583

Total Investments - 100.0% (cost $5,306,816,300)(l)		5,302,238,137
Other assets less liabilities – 0.0%		(1,798,732)

Net Assets – 100.0%		$5,300,439,405

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.03%	USD	64,786	$(5,322,356)	$(2,403,485)	$ (2,918,871)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	30,300	10/15/2029	2.485%	CPI#	Maturity	$327,054	$—	$327,054
USD	27,700	10/15/2029	2.545%	CPI#	Maturity	218,263	—	218,263
USD	49,000	10/15/2030	2.615%	CPI#	Maturity	38,340	—	38,340

						$583,657	$—	$583,657

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	15,600	07/30/2032	1 Day SOFR	3.700%	Annual	$(201,398)	$—	$(201,398)
USD	61,500	01/03/2033	1 Day SOFR	3.695%	Annual	(762,042)	—	(762,042)
USD	67,400	09/25/2035	3.587%	1 Day SOFR	Annual	2,167,872	—	2,167,872
USD	36,600	09/25/2035	3.509%	1 Day SOFR	Annual	1,420,832	—	1,420,832

						$2,625,264	$—	$2,625,264

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	57,160	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$3,115,364	$—	$3,115,364

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $375,777,893 or 7.1% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2026.
(c)	Non-income producing security.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of June 30, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	$2,017,268	$-0-	0.00%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	1,905,000	381,000	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022	1,180,754	158,950	0.00%

(e)	Fair valued by the Adviser.
(f)	Defaulted.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	When-Issued or delayed delivery security.
(i)	IO - Interest Only.
(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2026.
(k)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(l)

As of June 30, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $78,137,129 and gross unrealized depreciation of investments was $(79,309,878), resulting in net unrealized appreciation of $(1,172,749).

As of June 30, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.5% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

ID – Improvement District

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

OSF – Order of St. Francis

RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

June 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$-0-	$4,848,810,553	$0	(a)	$4,848,810,553
Short-Term Municipal Notes	-0-	407,028,459	-0-		407,028,459
Corporates - Investment Grade	-0-	38,557,909	-0-		38,557,909
Corporates - Non-Investment Grade	-0-	6,534,633	-0-		6,534,633
Asset-Backed Securities	-0-	1,306,583	-0-		1,306,583

Total Investments in Securities	-0-	5,302,238,137	0	(a)	5,302,238,137
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	583,657	-0-		583,657
Centrally Cleared Interest Rate Swaps	-0-	3,588,704	-0-		3,588,704
Interest Rate Swaps	-0-	3,115,364	-0-		3,115,364
Liabilities:
Centrally Cleared Credit Default Swaps	-0-	(5,322,356)	-0-		(5,322,356)
Centrally Cleared Interest Rate Swaps	-0-	(963,440)	-0-		(963,440)

Total	$-0-	$5,303,240,066	$-0-	(a)	$5,303,240,066

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.